Financial Instruments (Details 3) - Interest rate risk [member] - USD ($) $ in Thousands		Dec. 31, 2024		Dec. 31, 2023
Disclosure of detailed information about financial instruments [line items]
Financial assets (liabilities) due to change in the index rate		$ (337,551)		$ (206,410)
Euribor Interest Rate [Member]
Disclosure of detailed information about financial instruments [line items]
Loan from banking corporation		(142,123)	[1]	(90,259)
Secured Overnight Financing Rate [Member]
Disclosure of detailed information about financial instruments [line items]
Credit from banking corporations	[1]	(206,379)		(116,151)
Loans To Investees With Variable Interest [Member]
Disclosure of detailed information about financial instruments [line items]
Loans to investees with variable interest		10,951
Two Percent Increase In Interest Rates Effect On Pre Tax Profit [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets (liabilities) due to change in the index rate		(291)		(1,805)
Two Percent Increase In Interest Rates Effect On Pre Tax Profit [Member] | Euribor Interest Rate [Member]
Disclosure of detailed information about financial instruments [line items]
Loan from banking corporation		(510)	[1]	(1,805)
Two Percent Increase In Interest Rates Effect On Pre Tax Profit [Member] | Secured Overnight Financing Rate [Member]
Disclosure of detailed information about financial instruments [line items]
Credit from banking corporations	[1]	0		0
Two Percent Increase In Interest Rates Effect On Pre Tax Profit [Member] | Loans To Investees With Variable Interest [Member]
Disclosure of detailed information about financial instruments [line items]
Loans to investees with variable interest		219
Two Percent Decrease In Interest Rates Effect On Pre Tax Profit [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets (liabilities) due to change in the index rate		291		1,805
Two Percent Decrease In Interest Rates Effect On Pre Tax Profit [Member] | Euribor Interest Rate [Member]
Disclosure of detailed information about financial instruments [line items]
Loan from banking corporation		510	[1]	1,805
Two Percent Decrease In Interest Rates Effect On Pre Tax Profit [Member] | Secured Overnight Financing Rate [Member]
Disclosure of detailed information about financial instruments [line items]
Credit from banking corporations	[1]	0		$ 0
Two Percent Decrease In Interest Rates Effect On Pre Tax Profit [Member] | Loans To Investees With Variable Interest [Member]
Disclosure of detailed information about financial instruments [line items]
Loans to investees with variable interest		$ (219)

[1]	The company has loans which are linked to the SOFR interest rate and loans linked to the Euribor interest rate. The loans are used to finance projects under construction. Interest expenses during the construction period are capitalized to the cost of the facilities and have no impact on the Company’s results.